Deferred Policy Acquisition Costs and Present Value of Future Profits (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
Changes in deferred policy acquisition costs and present value of future profits
Changes in the DAC balance are as follows:

	For the years ended December 31,
	2012	2011	2010
Balance, beginning of period	$3,448	$3,694	$4,341
Deferred costs	329	381	381
Amortization — DAC	(280)	(290)	(244)
Amortization — Unlock benefit (charge), pre-tax	(44)	(137)	134
Amortization — DAC from discontinued operations	(35)	(47)	(68)
Adjustments to unrealized gains and losses on securities available-for-sale and other [1][2]	(346)	(154)	(848)
Effect of currency translation	—	1	(9)
Cumulative effect of accounting change, pre-tax [3]	—	—	7
Balance, end of period [4]	$3,072	$3,448	$3,694

[1]	Primarily represents the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI.

[2]
Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products. For further information regarding this transaction see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements. Other also includes a $34 reduction of the DAC asset as a result of the sale of Hartford Investment Canada Corporation in 2010.

[3]
For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

[4]	For further information, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.